Derivatives (Derivatives Associated With Interest Rate Risk Management Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Customer Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 2,026,753	$ 1,697,992
Assets	22,097	39,495
Liabilities	18,323	14,996
Offsetting Upstream Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	2,026,753	1,697,992
Assets	17,931	14,996
Liabilities	20,720	39,495
Customer Interest Rate Contracts Hedging | Hedging Instruments And Hedged Items | Customer Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,608,912	1,357,920
Assets	11,644	17,566
Liabilities	19,780	14,277
Customer Interest Rate Contracts Hedging | Hedging Instruments And Hedged Items | Offsetting Upstream Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,608,912	1,357,920
Assets	18,473	14,277
Liabilities	11,019	18,066
Debt Hedging | Hedging Instruments And Hedged Items | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Notional	900,000	900,000
Assets	371	1,628
Liabilities		7,276
Debt Hedging | Hedging Instruments And Hedged Items | Term Borrowings
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	$ 900,000	$ 900,000